LOANS AND ALLOWANCE FOR CREDIT LOSSES - Summary of loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	$ 802,446	$ 763,239
Unearned discount and net deferred fees and costs	773	742
Total loans	803,219	763,981
Allowance for credit losses	(8,749)	(8,545)	$ (8,076)
Net loans	794,470	755,436
Residential real estate
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	318,694	303,156
Allowance for credit losses	(2,721)	(2,564)	(2,466)
HELOCs
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	17,092	15,526
Allowance for credit losses	(71)	(104)	(91)
Commercial real estate
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	370,380	349,369
Allowance for credit losses	(5,355)	(5,396)	(5,091)
Commercial and industrial
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	32,582	39,596
Allowance for credit losses	(375)	(313)	(275)
Consumer
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	63,698	55,592
Allowance for credit losses	$ (227)	$ (168)	$ (153)